CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
CASH AND CASH EQUIVALENTS

14.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents are set out below as of December 31, 2022 and June 30, 2023:

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Cash and cash equivalents
- Cash on hand	71	5	1
- Cash at bank	31,154	32,204	4,439
- Short-term deposits	470	—	—

	31,695	32,209	4,440

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

CNY	24,709	27,398	3,777
US$	6,255	4,426	610
HK$	731	385	53

	31,695	32,209	4,440

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances and time deposits are deposited with creditworthy banks with no recent history of default.